Commitments And Contingencies	12 Months Ended
Sep. 30, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

9. COMMITMENTS AND CONTINGENCIES

Roanoke Gas currently holds the only franchises and/or certificates of public convenience and necessity to distribute natural gas in its service area. These franchises are effective through January 1, 2016. Certificates of public convenience and necessity in Virginia are exclusive and are intended for perpetual duration.

Long-Term Contracts

Due to the nature of the natural gas distribution business, the Company has entered into agreements with both suppliers and pipelines to contract for natural gas commodity purchases, storage capacity and pipeline delivery capacity.

The Company obtains most of its regulated natural gas supply through an asset management contract between Roanoke Gas and the asset manager. The Company utilizes an asset manager to optimize the use of its transportation, storage rights, and gas supply inventories which helps to ensure a secure and reliable source of natural gas. Under the asset management contract, the Company has designated the asset manager as agent for their storage capacity and all gas balances in storage. The asset manager provides agency service and manages the utilization of storage assets and the corresponding withdrawals from and injections into storage. The Company retains ownership of gas in storage. Under provisions of this contract, which extends through October 2013, the Company is obligated to purchase its winter storage requirements during the spring and summer injection periods at market price. The table below details the volumetric obligations as of September 30, 2012 for the remainder of the contract period.

Natural Gas Contracts
Years	(In Decatherms)

2012 - 2013	2,225,059
2013 - 2014	317,864

Total	2,542,923

The Company also has contracts for pipeline and storage capacity which extend for various periods. These capacity costs and related fees are valued at tariff rates in place as of September 30, 2012. These rates may increase or decrease in the future based upon rate filings and rate orders granting a rate change to the pipeline or storage operator. Roanoke Gas is currently served directly by two primary pipelines. These two pipelines deliver all the natural gas supplied to the Company's customers. Depending upon weather conditions and the level of customer demand, failure of either of these transmission pipelines could have a major adverse impact on the Company. The Company expended approximately $26,794,000, $39,951,000 and $43,384,000 under the asset management, pipeline and storage contracts for Roanoke Gas in fiscal years 2012, 2011 and 2010, respectively. The table below details the pipeline and storage capacity obligations as of September 30, 2012 for the remainder of the contract period.

Pipeline
and Storage
Year	Capacity

2012 - 2013	$11,439,832
2013 - 2014	10,400,771
2014 - 2015	4,788,917
2015 - 2016	2,982,140
2016 - 2017	2,880,105
Thereafter	3,984,337

Total	36,476,102

Other Contracts

The Company maintains other agreements in the ordinary course of business covering various lease, maintenance, equipment and service contracts. These agreements currently extend through September 2018 and are not material to the Company.

Legal

The Company is a defendant in two civil lawsuits associated with a November 2009 explosion and fire at a West Virginia residence, allegedly due to propane ignition. This residence was served by a propane tank installed prior to the 2004 sale of Highland Propane assets (the Company's former subsidiary) to Inergy Propane, LLC ("Inergy"). Inergy retained the name Highland Propane and assumed ownership for all propane tanks including the tank located at the residence identified in the suits.

The Company believes that any liability that might arise from these suits is adequately covered by the Company's insurance. The Company has not recorded a liability for either lawsuit. A trial date is tentatively scheduled for late 2014.

The Company is not known to be a party to any other pending legal proceedings.

Environmental Matters

Both Roanoke Gas Company and a previously owned gas subsidiary operated manufactured gas plants (MGPs) as a source of fuel for lighting and heating until the early 1950's. A by-product of operating MPGs was coal tar, and the potential exists for on-site tar waste contaminants at the former plant sites. While the company does not currently recognize any commitments or contingencies related to environmental costs at either site, should the company ever be required to remediate either site, it will pursue all prudent and reasonable means to recover any related costs, including the use of insurance claims and regulatory approval for rate case recognition of expenses associated with any work required.